CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenues	$ 0	$ 0	$ 0
Operating income/(expenses), net
Gain on disposal of a subsidiary	29	0	0
Selling, general and administrative expenses	(3,882)	(15,083)	(4,554)
Other income	7	0	9,954
Total operating income/ (expenses), net	(3,846)	(15,083)	5,400
Income/(loss) from operations	(3,846)	(15,083)	5,400
Interest income	1,118	3,297	3,082
Income/(loss) before income tax expense	(2,728)	(11,786)	8,482
Income tax expense from continuing operations (note 7)	(779)	(729)	(2,435)
Net income/(loss) from continuing operations attributable to the Company's shareholders	(3,507)	(12,515)	6,047
Discontinued operations (note 3):
Net income from discontinued operations (including gain of 2020: HK$Nil, 2019: HK$47,845, 2018: HK$171,809) upon disposals)	0	53,364	171,927
Income tax expenses from discontinued operations	0	0	0
Net income from discontinued operations attributable to the Company's shareholders	0	53,364	171,927
Net income/(loss) attributable to the Company's shareholders	(3,507)	40,849	177,974
Other comprehensive income:
Continuing operations	0	0	0
Discontinued operations	0	0	6,674
Other Comprehensive Income (Loss), Net of Tax	0	0	6,674
Comprehensive income/(loss) attributable to the Company's shareholders	$ (3,507)	$ 40,849	$ 184,648
Net income/(loss) per share (note 8):
Weighted average number of ordinary shares Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of ordinary shares Discontinued operations	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares Discontinued operations	12,938,128	12,938,128	12,938,128
Basic net income/(loss) per share attributable from Continuing operations	$ (0.27)	$ (0.97)	$ 0.47
Basic net income/(loss) per share attributable from Discontinued operations	0.00	4.13	13.29
Diluted net income/(loss) per share attributable from Continuing operations	(0.27)	(0.97)	0.47
Diluted net income/(loss) per share attributable from Discontinued operations	$ 0.00	$ 4.13	$ 13.29